Related party transactions (Tables)	3 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
Summary of Key Management Transactions	Total management salaries and directors' fees incurred for services provided by key management personnel of the Company for the three months ended December 31, 2022 and the year ended September 30, 2022 are as follows:

	For the three months ended	For the year ended	For the year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Management salaries	275	1,453	939
Directors’ fees	102	442	233
Share-based compensation	788	1,628	2,154
	1,165	3,523	3,326